Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Significant accounting policies (Details) [Line Items]
Intangible asset with a definite useful life	10 years
Number of days per year worked to determine the defined benefit obligations cover seniority premiums which consist of a lump sum	12 days
Bottom of range [member]
Significant accounting policies (Details) [Line Items]
Expenditures are amortized on a straight-line basis over their estimated useful lives	10 years
Customers shipment date with payment terms	15 days
Top of range [member]
Significant accounting policies (Details) [Line Items]
Expenditures are amortized on a straight-line basis over their estimated useful lives	30 years
Customers shipment date with payment terms	30 days